K&L Gates LLP

70 W. Madison St., Ste. 3100

Chicago, IL 60602

February 25, 2016

Securities and Exchange Commission

100 F Street , N.E.

Washington, D.C. 20549

Re: Nuveen High Income December 2019 Target Term Fund (333-            , 811-23141)

Ladies and Gentlemen:

On behalf of the Nuveen High Income December 2019 Target Term Fund (the “Fund”), we are transmitting for electronic filing the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4295 or Fatima Sulaiman at (202) 778-9082 with any question or comments concerning these materials.

Very truly yours,

/s/ David P. Glatz
David P. Glatz

Copies to:
E. Fess (w/encl.)
K. McCarthy (w/encl.)